Staff numbers and costs	12 Months Ended
Mar. 31, 2023
Staff numbers and costs
Staff numbers and costs

17.         Staff numbers and costs

The average weekly number of staff, including the Executive Director, during the year, analyzed by category, was as follows:

	Year ended
	March 31,
	2023	2022	2021
Flight and cabin crew	18,432	15,289	13,806
Sales, operations, management and administration	2,365	1,958	1,896
Average	20,797	17,247	15,702

At March 31, 2023 the Company had a team of 22,261 aviation professionals (2022: 19,116, 2021: 15,016).

The aggregate payroll costs of these persons were as follows:	Year ended
	March 31,
	2023	2022	2021
	€M	€M	€M
Staff and related costs	1,085.4	641.1	438.4
Social welfare costs	80.8	32.5	25.0
Other pension costs (a)	9.0	7.9	5.2
Share based payments (b)	16.2	8.6	3.6
	1,191.4	690.1	472.2

(a)	Costs in respect of defined-contribution benefit plans and other pension arrangements were €9m in 2023 (2022: €8m; 2021: €5m).

(b)	In the year ended March 31, 2023 the charge in the income statement of €16m for share based compensation comprises a charge for the fair value of various share options granted in prior periods and conditional shares granted under LTIP 2019 in fiscal year 2023, which are being recognized in the income statement in accordance with services rendered.

Staff costs capitalized into assets (and therefore excluded from the table above) during the fiscal year 2023 amounted to €36m (2022: €28m; 2021: €30m).

Government grants and assistance

During recent years, many European countries in which the Ryanair Group operates made available payroll support schemes. The Ryanair Group utilized a number of these employment retention schemes to protect jobs within the Group. These schemes were a mix of short term Covid-19 specific programs and longterm schemes linked to social security that existed pre Covid-19. The total amount of payroll supports received by the Group under the various schemes amounted to €nil in fiscal year 2023 (2022: €82m; 2021: €84m) and are offset against staff costs in the consolidated income statement. Such supports wound down significantly in the second half of fiscal year 2022.

In April 2020, the Group raised £600m unsecured debt for general corporate purposes under the HMT and Bank of England CCFF. The 0.44% interest rate was the prevailing rate for strong BBB rated companies. This debt was extended in March 2021 for a further 12 months at a 0.46% interest rate. In October 2021 the Group repaid the £600m HMT and Bank of England CCFF in full.

There are no unfulfilled conditions attaching to government assistance at March 31, 2023.